UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21227

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Bond Fund

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.1%

Security	Principal Amount (000’s omitted)	Value
Education — 27.2%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,210,482
Chester County Industrial Development Authority, (Westtown School), 5.00%, 1/1/32	1,080	1,225,109
General Authority of South Central Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,755,930
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	486,605
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	1,028,026
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	2,900	3,106,509
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	631,053
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	875,715
University of Pittsburgh, 5.25%, 9/15/29	500	599,920
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	652,487

		$11,571,836

Electric Utilities — 1.2%
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$500	$502,440

		$502,440

Escrowed/Prerefunded — 3.5%
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), Prerefunded to 7/1/13, 5.25%, 7/1/32	$1,455	$1,505,445

		$1,505,445

General Obligations — 2.9%
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$1,220,810

		$1,220,810

Hospital — 15.4%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$835,140
Dauphin County General Authority, (Pinnacle Health System Project), 5.00%, 6/1/42	600	643,512
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,095,460
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	512,125
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,250	1,296,600
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	275,537
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	748,359
Philadelphia Hospitals and Higher Education Facilities Authority, 5.00%, 7/1/32	750	872,505
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	277,425

		$6,556,663

Insured-Education — 14.5%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$549,440
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,665	1,799,549

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	$1,305	$1,352,384
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	500	552,145
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	500	555,610
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	412,984
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	968,161

		$6,190,273

Insured-Electric Utilities — 1.8%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$750	$756,427

		$756,427

Insured-Escrowed/Prerefunded — 1.3%
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	$500	$554,450

		$554,450

Insured-General Obligations — 28.1%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,441,300
Centennial School District, (AGM), 5.25%, 12/15/37	660	762,808
Central Greene School District, (AGM), 5.00%, 2/15/35	1,350	1,495,935
Erie School District, (AMBAC), 0.00%, 9/1/30	1,000	471,200
Harrisburg School District, (AGC), 5.00%, 11/15/33	500	549,825
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	1,843,509
Norwin School District, (AGM), 3.25%, 4/1/27	1,475	1,497,406
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,662,465
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,104,140
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,148,979

		$11,977,567

Insured-Hospital — 6.9%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$331,385
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,620	1,753,585
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	865	865,562

		$2,950,532

Insured-Industrial Development Revenue — 2.6%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,121,020

		$1,121,020

Insured-Lease Revenue/Certificates of Participation — 4.5%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$562,465
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,350,205

		$1,912,670

Insured-Special Tax Revenue — 2.5%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$8,885	$716,575

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,140	$332,257

		$1,048,832

Insured-Transportation — 8.4%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$335,778
Pittsburgh and Allegheny County Sports and Exhibition Authority, (AGM), 5.00%, 2/1/31	1,000	1,132,920
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	2,100	2,113,965

		$3,582,663

Insured-Utilities — 2.2%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$890	$927,905

		$927,905

Insured-Water and Sewer — 13.3%
Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$300	$331,755
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	1,500	1,664,205
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	500	565,290
Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	1,920	987,533
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,430	777,562
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,171,781
Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	150	161,439

		$5,659,565

Senior Living/Life Care — 0.5%
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$209,840

		$209,840

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$129,367

		$129,367

Transportation — 12.6%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,790,160
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	465	525,362
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	816,432
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	500	484,055
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,150,790
Philadelphia Airport, 5.25%, 6/15/27	500	575,915

		$5,342,714

Water and Sewer — 3.4%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$565,150
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	765	861,329

		$1,426,479

Total Tax-Exempt Investments — 153.1% (identified cost $59,919,703)		$65,147,498

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.1)%		$(21,725,509)

Other Assets, Less Liabilities — (2.0)%		$(860,676)

Net Assets Applicable to Common Shares — 100.0%		$42,561,313

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 56.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 22.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,063,965.

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	60 U.S. 30-Year Treasury Bond	Short	$(8,973,171)	$(8,850,000)	$123,171

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $123,171.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,709,437

Gross unrealized appreciation	$5,955,865
Gross unrealized depreciation	(557,804)

Net unrealized appreciation	$5,398,061

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$65,147,498	$—	$65,147,498
Total Investments	$—	$65,147,498	$—	$65,147,498
Futures Contracts	$123,171	$—	$—	$123,171
Total	$123,171	$65,147,498	$—	$65,270,669

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 22, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 22, 2013